RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	2011	2010
Reclamation and closure costs (note 6(a))	$105,443	$91,641
Long-term portion of capital lease obligations (note 13(a))	26,184	38,019
Pension benefits (note 6(c))	13,991	11,307
Goldex mine government grant and other (note 6(b))	370	4,569

Total	$145,988	$145,536

Reconciliation of the beginning and ending carrying amounts of the asset retirement obligations

	2011	2010
Asset retirement obligations, beginning of year	$91,641	$62,847
Current year additions and changes in estimate, net	9,653	23,058
Current year accretion	4,953	3,176
Liabilities settled	—	(277)
Foreign exchange revaluation	(804)	2,837

Asset retirement obligations and environmental remediation liabilities, end of year	$105,443	$91,641

Components of net pension plan expense

	2011	2010	2009
Service cost — benefits earned during the year	$996	$981	$509
Interest cost on projected benefit obligation	663	613	448
Amortization of net transition asset, past service liability and net experience gains	171	164	148
Prior service cost	26	25	23
Recognized net actuarial loss (gain)	245	—	(142)

Net pension plan expense	$2,101	$1,783	$986

Net pension amount recognized in the consolidated balance sheet

	2011	2010
Accrued employee benefit liability	$7,292	$6,634
Accumulated other comprehensive income:
Initial transition obligation	500	681
Past service liability	76	104
Net experience losses	3,550	2,179

Net liability	$11,418	$9,598

Components of expected recognition in 2012 of amounts in accumulated other comprehensive income

Transition obligation	$166
Past service cost	25
Net actuarial loss	704

$895

Schedule of funded status of Employees plan and Executives plan
	2011	2010
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$2,443	$1,635
Agnico-Eagle's contribution	1,156	1,397
Benefit payments	(578)	(699)
Effect of exchange rate changes	(69)	110

Fair value of plan assets, end of year	2,952	2,443

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041	7,998
Service cost	996	981
Interest cost	663	613
Actuarial losses	1,704	2,718
Benefit payments	(696)	(812)
Effect of exchange rate changes	(338)	543

Projected benefit obligation, end of year	14,370	12,041

Deficiency of plan assets compared with projected benefit obligation	$(11,418)	$(9,598)

Comprised of:
Unamortized transition liability	$(500)	$(681)
Unamortized net experience loss	(3,626)	(2,283)
Accrued liabilities	(7,292)	(6,634)

	$(11,418)	$(9,598)

Weighted average discount rate — net periodic pension cost	5.20%	7.00%
Weighted average discount rate — projected benefit obligation	4.45%	5.20%
Weighted average expected long-term rate of return	n/a	n/a
Weighted average rate of compensation increase	3.00%	3.00%
Estimated average remaining service life for the plan (in years)(i)	3.0	4.0
    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Estimated benefits paid from each pension plan

2012	$415
2013	$472
2014	$469
2015	$465
2016	$461
2017 – 2021	$2,229